AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Industrials – 21.3%
Aerospace & Defense – 1.2%
Hexcel Corp.	128,995	$8,087,986

Air Freight & Logistics – 2.6%
CH Robinson Worldwide, Inc.	71,941	9,524,989
GXO Logistics, Inc.(a) (b)	156,288	8,266,072

		17,791,061

Building Products – 0.3%
Gibraltar Industries, Inc.(a)	33,897	2,128,732

Commercial Services & Supplies – 0.9%
MillerKnoll, Inc.	352,338	6,250,476

Construction & Engineering – 2.0%
Fluor Corp.(a)	197,479	8,307,941
WillScot Holdings Corp.	244,463	5,160,614

		13,468,555

Electrical Equipment – 1.2%
Regal Rexnord Corp.	58,833	8,439,006

Ground Transportation – 1.0%
ArcBest Corp.	97,489	6,811,556

Machinery – 4.8%
CNH Industrial NV	540,306	5,862,320
JBT Marel Corp.	57,624	8,093,291
Oshkosh Corp.	70,707	9,170,698
Pentair PLC	88,033	9,750,535

		32,876,844

Marine Transportation – 2.2%
Kirby Corp.(a)	92,650	7,731,642
Star Bulk Carriers Corp.(b)	392,940	7,304,755

		15,036,397

Professional Services – 2.3%
CACI International, Inc. - Class A(a)	19,103	9,528,194
First Advantage Corp.(a) (b)	434,217	6,682,600

		16,210,794

Trading Companies & Distributors – 2.8%
Core & Main, Inc. - Class A(a)	142,296	7,659,794
GATX Corp.	45,405	7,936,794
Herc Holdings, Inc.	31,906	3,722,154

		19,318,742

		146,420,149

Financials – 19.0%
Banks – 9.7%
Comerica, Inc.	85,355	5,848,524
First BanCorp/Puerto Rico	288,767	6,367,312
First Citizens BancShares, Inc./NC - Class A	4,932	8,824,137

Company	Shares	U.S. $ Value

First Hawaiian, Inc.	213,943	$5,312,205
Flagstar Financial, Inc.(b)	370,327	4,277,277
Independent Bank Corp.	99,300	6,868,581
Texas Capital Bancshares, Inc.(a)	65,947	5,574,500
UMB Financial Corp.	79,679	9,430,010
Webster Financial Corp.	111,607	6,633,920
Wintrust Financial Corp.	57,266	7,584,309

		66,720,775

Capital Markets – 2.9%
Cboe Global Markets, Inc.	15,667	3,842,332
Invesco Ltd.	394,206	9,043,085
Stifel Financial Corp.	60,789	6,897,728

		19,783,145

Financial Services – 3.4%
HA Sustainable Infrastructure Capital, Inc.(b)	275,262	8,450,544
NCR Atleos Corp.(a)	223,428	8,782,955
Walker & Dunlop, Inc.	75,552	6,317,658

		23,551,157

Insurance – 3.0%
American Financial Group, Inc./OH	68,027	9,912,894
Hanover Insurance Group, Inc. (The)	59,715	10,846,036

		20,758,930

		130,814,007

Information Technology – 11.7%
Communications Equipment – 3.1%
Calix, Inc.(a)	101,045	6,201,132
F5, Inc.(a)	21,950	7,094,021
Lumentum Holdings, Inc.(a)	48,040	7,816,588

		21,111,741

Electronic Equipment, Instruments & Components – 4.3%
Avnet, Inc.	109,585	5,729,104
Crane NXT Co.(b)	119,848	8,038,205
IPG Photonics Corp.(a)	94,083	7,450,433
TD SYNNEX Corp.	53,752	8,801,890

		30,019,632

IT Services – 0.6%
Globant SA(a)	74,593	4,280,146

Semiconductors & Semiconductor Equipment – 1.7%
FormFactor, Inc.(a)	147,373	5,367,325
ON Semiconductor Corp.(a)	129,798	6,400,339

		11,767,664

Software – 2.0%
ACI Worldwide, Inc.(a)	154,318	8,143,361

Company	Shares	U.S. $ Value

Nice Ltd. (Sponsored ADR)(a) (b)	37,340	$5,406,085

		13,549,446

		80,728,629

Consumer Discretionary – 9.2%
Automobile Components – 1.4%
BorgWarner, Inc.	213,129	9,369,151

Diversified Consumer Services – 2.9%
ADT, Inc.	1,057,297	9,209,057
Laureate Education, Inc.(a)	349,660	11,028,276

		20,237,333

Hotels, Restaurants & Leisure – 0.6%
Cracker Barrel Old Country Store, Inc.	86,839	3,826,126

Household Durables – 0.7%
Taylor Morrison Home Corp.(a)	69,541	4,590,401

Leisure Products – 1.1%
Brunswick Corp./DE	117,137	7,407,744

Specialty Retail – 2.5%
AutoNation, Inc.(a)	21,996	4,812,065
Bath & Body Works, Inc.	306,808	7,903,374
Group 1 Automotive, Inc.	10,931	4,782,422

		17,497,861

		62,928,616

Health Care – 8.7%
Health Care Equipment & Supplies – 3.6%
Envista Holdings Corp.(a)	398,089	8,109,073
Globus Medical, Inc. - Class A(a)	139,929	8,013,734
Integer Holdings Corp.(a)	84,993	8,782,327

		24,905,134

Health Care Providers & Services – 3.3%
Encompass Health Corp.	85,338	10,839,633
Tenet Healthcare Corp.(a)	57,636	11,702,413

		22,542,046

Life Sciences Tools & Services – 1.8%
Bio-Techne Corp.	51,867	2,885,361
ICON PLC(a)	53,893	9,431,275

		12,316,636

		59,763,816

Real Estate – 8.0%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	226,091	4,040,246

Health Care REITs – 1.3%
American Healthcare REIT, Inc.	218,200	9,166,582

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	44,402	$3,977,975

Industrial REITs – 0.9%
STAG Industrial, Inc.	182,578	6,443,178

Office REITs – 1.3%
COPT Defense Properties	310,810	9,032,139

Real Estate Management & Development – 1.6%
Jones Lang LaSalle, Inc.(a)	36,924	11,013,691

Residential REITs – 1.1%
Independence Realty Trust, Inc.	475,050	7,786,069

Specialized REITs – 0.6%
CubeSmart	92,216	3,749,502

		55,209,382

Materials – 6.2%
Chemicals – 2.4%
Avient Corp.	201,523	6,640,183
RPM International, Inc.	84,259	9,932,451

		16,572,634

Containers & Packaging – 2.2%
Graphic Packaging Holding Co.	434,739	8,507,842
O-I Glass, Inc.(a)	508,612	6,596,698

		15,104,540

Metals & Mining – 1.6%
Reliance, Inc.	38,202	10,728,267

		42,405,441

Consumer Staples – 4.8%
Consumer Staples Distribution & Retail – 2.8%
BJ’s Wholesale Club Holdings, Inc.(a)	118,703	11,069,055
Dollar Tree, Inc.(a)	85,915	8,107,798

		19,176,853

Food Products – 1.0%
Nomad Foods Ltd.	496,191	6,524,912

Household Products – 1.0%
WD-40 Co.	35,233	6,962,041

		32,663,806

Energy – 4.7%
Energy Equipment & Services – 1.4%
TechnipFMC PLC	250,566	9,884,829

Oil, Gas & Consumable Fuels – 3.3%
HF Sinclair Corp.	71,685	3,751,993
Magnolia Oil & Gas Corp. - Class A	286,366	6,835,556
Matador Resources Co.	157,400	7,071,982

Company	Shares	U.S. $ Value

Northern Oil & Gas, Inc.(b)	203,557	$5,048,214

		22,707,745

		32,592,574

Utilities – 3.5%
Electric Utilities – 1.7%
IDACORP, Inc.	89,631	11,844,737

Gas Utilities – 1.8%
Chesapeake Utilities Corp.	32,138	4,328,667
ONE Gas, Inc.	95,182	7,704,031

		12,032,698

		23,877,435

Communication Services – 2.0%
Media – 2.0%
Criteo SA (Sponsored ADR)(a)	221,499	5,005,877
Nexstar Media Group, Inc.(b)	45,942	9,084,571

		14,090,448

Total Common Stocks (cost $608,233,367)		681,494,303

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(c) (d) (e) (cost $5,481,630)	5,481,630	5,481,630

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $613,714,997)		686,975,933

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(c) (d) (e) (cost $4,800,367)	4,800,367	4,800,367

Total Investments – 100.6% (cost $618,515,364)(f)		691,776,300
Other assets less liabilities – (0.6)%		(3,956,298)

Net Assets – 100.0%		$687,820,002

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.

(f)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $123,065,316 and gross unrealized depreciation of investments was $(49,804,380), resulting in net unrealized appreciation of $73,260,936.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$681,494,303	$—	$—	$681,494,303
Short-Term Investments	5,481,630	—	—	5,481,630
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,800,367	—	—	4,800,367

Total Investments in Securities	691,776,300	—	—	691,776,300
Other Financial Instruments(b)	—	—	—	—

Total	$691,776,300	$—	$—	$691,776,300

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,835	$126,929	$125,282	$5,482	$192
AB Government Money Market Portfolio*	54,913	86,661	136,774	4,800	122
Total	$58,748	$213,590	$262,056	$10,282	$314

*	Investments of cash collateral for securities lending transactions.